Quality Dividend Fund
QUALITY DIVIDEND FUND
Investment Objective
The Quality Dividend Fund (the "Fund") seeks to achieve current income and long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 13 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Quality Dividend Fund	Class A		Class C		Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[2]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%		1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[2]	A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Quality Dividend Fund		Class A	Class C	Institutional Class
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	[1]	1.32%	2.07%	1.07%
Fee Waiver and/or Expense Reimbursement	[1]	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.24%	1.99%	0.99%
[1]	Choice Financial Partners, Inc., d/b/a EquityCompass Strategies, ("EquityCompass" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, "Acquired Fund Fees and Expenses," dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in effect until August 31, 2019, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Fund's Class A, Class C and Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Quality Dividend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	694	962	1,250	2,067
Class C	303	641	1,106	2,394
Institutional Class	101	332	582	1,298

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.32% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund primarily invests in a diversified portfolio of income-producing (dividend-paying) equity securities of U.S. and foreign companies. The Fund invests principally in common stocks, but its equity investments may also include real estate investment trusts ("REITs"), and other investment companies (including mutual funds and exchange-traded funds ("ETFs")). The Fund's equity investments may also include indirect exposure to foreign securities through American Depositary Receipts ("ADRs") and master limited partnerships ("MLPs"), although MLP investments will at no time exceed 20% of the Fund's net assets (measured at the time of purchase).

The Adviser combines quantitative and fundamental analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Fund may invest in equity securities issued by companies of different capitalization ranges, but will typically focus on larger companies. In selecting securities, the Adviser first uses proprietary quantitative models to identify and rank stocks based on several characteristics, including quality (of financial condition and creation of shareholder value), relative value (based on fundamental metrics and analyst estimates) and income-generation potential (measured in terms of dividend, earnings, yield and payout ratio). The Adviser then determines the most attractive of the higher ranked securities based on their current and future prospects for income generation as well as long-term price appreciation. The Advisor considers a number of factors in this process, including history of dividend payment and growth, current dividend policy, and relevant corporate events.

Finally, in constructing the Fund's portfolio, the Adviser manages risk by diversifying across holdings and S&P economic sectors ("Sectors"), seeking to limit the potential adverse impact from any one stock or Sector. The Fund will generally hold equal-weighted positions and be diversified across Sectors and generally no more than 20% of the Fund's net assets will be exposed to any one Sector. The Fund will only exceed this 20% Sector exposure limit by virtue of investments in MLPs and other investment companies that may be more heavily concentrated in a particular Sector.

The Adviser monitors the Fund's holdings and may consider selling a security when valuation becomes excessive, there is deterioration in the issuer's relative attractiveness, financial position or fundamental prospects, or the Adviser believes there are more attractive investment opportunities elsewhere.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Common Stock Risk: Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in stock markets. Common stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their affects can be predicted.

•  Changing Distribution Levels Risk: Although the Fund will invest primarily in income-producing equities, the amount of income that the Fund will receive will vary and the Fund cannot guarantee any particular level of distributions. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in the Fund receiving less income.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

•  Dividend Paying Stock Risk: A decrease in the dividend payments by an issuer may result in a decrease in the value of the security. A fund pursuing a dividend-oriented investment strategy may at times underperform other funds that invest more broadly or that have different investment styles.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•  Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

•  REIT Risk: The securities of REITs may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, geographic or industry concentration, economic conditions and other factors. Non-listed REIT securities may lack sufficient liquidity to enable the Fund to sell them at an advantageous time or to minimize a loss. Distributions from REITs may include a return of capital. A REIT that does not qualify as a REIT under the Internal Revenue Code will pay taxes on its earnings, which will reduce the dividends paid by the REIT to the Fund. Some REITs are highly leveraged, which may increase the risk of loss.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

•  Master Limited Partnership Risk: MLPs are partnerships which are publicly traded and listed on a national security exchange. MLPs are interest-rate sensitive investments that may trade in lower volumes and be subject to abrupt or erratic price movements and may involve less control by outside investors and potential conflicts of interest among an MLP and its general partner. MLPs are also subject to different tax rules than other publicly-traded equity securities that may adversely impact the Fund. MLPs primarily are engaged in energy and natural resource sectors, which makes them sensitive to negative developments in those sectors.

•  Model and Data Risk: Quantitative models and market data upon which the Adviser relies may prove to be incorrect or incomplete, potentially resulting in lower investment performance or losses to the Fund.

• Tax Legislation Risk:  On December 22, 2017, new tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and additional guidance is forthcoming, there is uncertainty in how the newly enacted tax legislation will affect the Fund’s investments, as such impact may be adverse. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

Performance Information

The bar chart and table shown below provide some indication of the risks and volatility of investing in the Fund by showing the Fund's Class A shares performance for the past four calendar years and by showing how the Fund's average annual returns for one year and since inception periods compared with the Russell 1000® Value Index, a broad measure of market performance. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.equitycompass.com or by calling the Fund toll-free at (888) 201-5799.

Calendar Year-to-Date Total Return as of June 30, 2018: -2.47% During the periods shown in the chart
Best Quarter	Worst Quarter
7.71%	(5.79)%
(June 30, 2014)	(September 30, 2015)

Average Annual Total Returns for the periods ended December 31, 2017
Average Annual Total Returns - Quality Dividend Fund		1 Year		Since Inception	Inception Date
Class A	[1]	7.22%		8.25%	Sep. 30, 2013
Class A | After Taxes on Distributions	[1]	6.16%		7.21%	Sep. 30, 2013
Class A | After Taxes on Distributions and Sales	[1]	4.06%		6.06%	Sep. 30, 2013
Class A | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	[2]	13.66%		11.71%	Sep. 30, 2013
Class C		11.93%	[3]	8.97%	Oct. 01, 2013
Class C | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	[2]	13.66%		11.51%	Oct. 01, 2013
Institutional Class		14.12%		15.67%	Oct. 04, 2016
Institutional Class | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	[2]	13.66%		17.75%	Oct. 04, 2016
[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.75%.
[2]	The Russell 1000(R) Value Index is an unmanaged index that measures the performance of the highest-ranking 1,000 stocks in the Russell 3000(R) Index, which represents about 90% of the total market capitalization of all listed U.S. stocks.
[3]	Reflects the imposition of the maximum deferred sales charge of 1.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares only; after tax returns for Class C and Institutional Class shares will vary.